Income Taxes - Schedule of Income Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory Federal Income Tax Rate	(21.00%)	(21.00%)
State Taxes, Net of Federal Tax Benefit	(6.30%)	(6.30%)
Federal tax rate change	0.00%	0.00%
Other	27.30%	27.30%
Change in Valuation Allowance	(0.00%)	(0.00%)
Income Taxes Provision (Benefit)	0.00%	0.00%